Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - EUR (€) € in Thousands		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Trade And Other Receivables [Abstract]
Trade receivables, net		€ 207	€ 25		€ 61
Research tax credit		9,585	8,785		8,466
Social security costs receivables		5	10		3
VAT receivables		1,814	1,103		994
Grants receivables		3	0		13
Other receivables		420	361		340
TOTAL		12,033	10,284		9,876
Trade receivables, net		207	25		61
Research tax credit		9,585	7,295		6,545
Social security costs receivables		5	10		3
VAT receivables		1,814	1,103		994
Grants receivables		3	(1)		13
Other receivables		420	361		340
TOTAL		€ 12,033	8,794	[1]	7,955	[1]
Research tax credit			1,489		1,921
TOTAL	[1]		€ 1,489		€ 1,921

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.